Property and Equipment, Net (Tables)	3 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment

	December 31, 2025	September 30, 2025
Computer Equipment	$51,646	$—
Drones	7,122	—
Total cost	58,768	—
Accumulated depreciation	(1,982)	—
Net book value	$56,786	$—